Unaudited Condensed Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Series D Four Redeemable Convertible Preferred Stock [Member]
Forward purchase agreement other income	$ 300	$ 0	$ 300	$ 0
Issuance Of Temporary Equity Upon Conversion Of Convertible Debt [Member]
Temporary equity stock issuance costs					$ 1,431
Related Party [Member]
Non cash interest expenses	100	0	400	100	300	$ 700	$ 200
Gain on extinguishment of convertible notes and simple agreement for future equity	0	0	0	1,400	$ 1,400	$ 0	$ 0
Forward purchase agreement other expense	5,900	0	5,900	0
Common stock issued forward purchase agreements expenses incurred	30,700	0	30,700	0
Common stock bonues shares issued in connection with merger expenses	$ 700	$ 0	$ 700	$ 0